Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue
Revenue
6.	Revenue

The following table summarizes revenue recognized for each respective period, disaggregated by timing of recognition (point-in-time versus over-time) and by type of performance obligation:

	Three Months Ended March 31,
	2026	2025
Performance obligations satisfied at point in time	$—	$78,249
Performance obligations satisfied over time	20,325	32,455
Total	$20,325	$110,704

Substantially all of the Company’s revenue for the three months ended March 31, 2026 and 2025 was derived in Europe.

Amounts due to the Company for satisfying revenue recognition criteria which have not yet been invoiced are recorded as unbilled revenue in the Company’s consolidated balance sheets. Contract liabilities consist of amounts received prior to satisfying the revenue recognition criteria, which are recorded as deferred revenue in the Company’s consolidated balance sheets.

The following table summarizes the changes in deferred revenue:

	Three Months Ended March 31,
	2026	2025
Balance, beginning of period	$23,272	$—
Deferral of revenue	(576)	110,704
Recognition of unearned revenue	(20,325)	(110,704)
Balance, end of period	$2,371	$—

8.	Revenue

The following table summarizes revenue recognized for each respective period, disaggregated by timing of recognition (point-in-time versus over-time) and by type of performance obligation:

	Years Ended December 31,
	2025	2024
Performance obligations satisfied at point in time	$176,230	$267,945
Performance obligations satisfied over time	133,690	61,465
Total	$309,920	$329,410

Substantially all of the Company’s revenue for the years ended December 31, 2025 and 2024 has been derived in Eastern Europe.

Amounts due to the Company for satisfying revenue recognition criteria which have not yet been invoiced are recorded as unbilled revenue in the Company’s consolidated balance sheets. Contract liabilities consist of amounts received prior to satisfying the revenue recognition criteria, which are recorded as deferred revenue in the Company’s consolidated balance sheets.

The following table summarizes the changes in deferred revenue:

	Years Ended December 31,
	2025	2024
Balance, beginning of year	$—	$—
Deferral of revenue	333,192	329,410
Recognition of unearned revenue	(309,920)	(329,410)
Balance, end of year	$23,272	$—